Business Combination and Goodwill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of goodwill [Abstract]
Balance as of January 1,	¥ 40,218	¥ 40,218	¥ 40,218
Addition during the year	110,778
Balance as of December 31,	¥ 150,996	¥ 40,218	¥ 40,218